                                          MEMBER OF
ANALYTIC OPTIONED                         100% NO-LOAD-Trademark- MUTUAL FUND
EQUITY FUND                               COUNCIL
-------------------

February 6, 1996

Dear Fellow Shareholders:
    For the quarter ending December 31, 1995, your Fund's net asset value increased 3.3% per share, while the S&P 500 increased 6.0%, both with dividends reinvested. At year end, the Fund's share price was $13.26 after paying its 70th consecutive quarterly dividend from net investment income of $0.06.
    The Fund's net total return (dividends plus appreciation) was 532.9%, after all expenses, including management fees, over the seventeen and one half years since inception on July 1, 1978. Over the most recent ten years, the net total return was 154.6%. This ten year return is equivalent to an annualized compound growth rate of 9.8%, well ahead of the 3.4% average annual rate of inflation (consumer price index) over this period. Although the S&P 500 was also well ahead of inflation (14.9%), the Fund's return was achieved with 43% less risk (volatility) as measured by standard deviation.
    The Fund's capitalization weighting at quarter end showed 89% of the Fund in large capitalization stocks, with 11% in mid-capitalization stocks. Large capitalization is defined as companies with over $5 billion total market value and mid-capitalization as companies between $200 million and $5 billion total market value. The Fund currently has less than 1% of its portfolio in small capitalization (under $200 million) issues.
    Should you have any questions regarding your Fund's investment strategy or results, please do not hesitate to call (800) 374-2633.
    The Fund continues committed to its proven strategy of remaining virtually fully invested in a well diversified portfolio of hedged, higher quality stocks. The fund is well positioned to protect against market declines and to gain substantially from market advances.

               WE APPRECIATE AND THANK YOU FOR INVESTING WITH US.

/s/ ALAN L. LEWIS
Alan L. Lewis                             /s/ CHARLES L. DOBSON
PRESIDENT                                 Charles L. Dobson
                                          EXECUTIVE VICE PRESIDENT &
                                          PORTFOLIO MANAGER

                         ANALYTIC OPTIONED EQUITY FUND
                      AVERAGE ANNUAL COMPOUND TOTAL RETURN
               (GROWTH RATE)(1), PERIODS ENDING 12/29/95, PERCENT

                         One Year              21.5
                         Five Years             9.8
                         Ten Years              9.8

(1) The investment returns quoted in this letter represent past returns, net of all fees and expenses. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2222 Martin Street, Suite 230, Irvine, California 92715-1454 - (800) 374-2633 -
                              Fax: (714) 833-8049

    We are pleased to announce that three of Analytic's mutual funds now appear in the WALL STREET JOURNAL. They can be found under the bold print heading "Analytic." The funds are: the Analytic Optioned Equity ("AOEF"); Master Fixed Income Portfolio; and the Short Term Government Portfolio. The Enhanced Equity Portfolio is not yet included, however it is tracked by several services that provide Mutual Fund data to various publications. Because the total number of mutual funds is now approximately 7,000, local newspapers limit the number of funds they list. Should your local paper not include our funds, please call our 800 number for a daily price.

ECONOMIC OUTLOOK

    U.S. stock markets had a record setting year, with the Dow Jones passing two 1000 point milestones, 4000 and 5000, the first time this has occurred in one year. The returns for 1995 were the best since 1958 for the S&P 500, which was up 6.02% for the quarter, and 37.58% for the year. The S&P MidCap 400 was up 1.41% for the quarter, and 30.94% for the year. The NASDAQ 100 Index was down 1.41% for the quarter, but up 43.20% for the year. All of the above are with dividends reinvested in the indices.
    Interest rates will continue to be a key to 1996 stock and bond market returns. A continued trend toward lower yields will influence investors out of the bond and money markets and into the domestic and international stock markets. The inflation rate and federal budget accord will be a key to the bond market as well as to the direction of rates. Slow economic growth is keeping labor and raw material supplies in line, thus preventing a resurgence in inflation. This should allow the Federal Reserve Board to continue to lower short-term interest rates.

INVESTMENT RESULTS

    1995 witnessed one of the largest yearly gains in stock market history. The AOEF returned 21.5% for the year, net of all fees and expenses. Although this return is significantly below the S&P 500, it is within a reasonable band of expectation given your Fund's risk reducing strategy. (See yearly risk comparison chart.) The AOEF has never had a negative calendar year from its inception in 1978. This is a track record that only four other equity fund managers equal over the same time period (SOURCE: MORNINGSTAR). For the risk averse investor, or as part of an overall asset allocation, we believe the AOEF is a good investment.
    There were no short or long term capital gain distributions in 1995. To understand how this can happen in a strong UP market, recall that one of the AOEF's basic strategies is to buy a stock and sell a call option on that stock. When the market rises, we buy back those options generally at a loss. When the stocks on which options were sold appreciate rapidly, the value of the options sold also appreciate. Buying back the appreciated options generates a short term loss. However, your total return also reflects the appreciation of the underlying stock: it may just not be realized. In flat, down or slightly rising markets, the call options we sell generally expire worthless. When this occurs, the dollar amount received from their sale is distributed to shareholders as a short-term capital gain at year end.

                      SHAREHOLDER SERVICES (800) 374-2633

        COMPLETE INVESTMENT RECORD FROM INCEPTION ON 7/1/78 TO 12/31/95
                                  (PERCENTAGE)

                                                                    CPI
                                       AOEF     S&P 500 Index   (Inflation)
                                     ---------  -------------  -------------
Total Return.......................      532.9       1,189.5         134.7
Growth Rate........................       11.1          15.7           5.0
Standard Deviation (Risk Level)....        8.1          14.7           1.2
Beta...............................        0.6           1.0           N/A

                   ANALYTIC OPTIONED EQUITY FUND TOTAL RETURN
                 Growth of $10,000 Investment 1/1/86 - 12/31/95

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                               AOEF        S & P 500       CPI
START                                                             10.00          10.00      10.00
Mar-86                                                          10.4193        11.4071    9.95723
Jun-86                                                          10.8295        12.0814    10.0153
Sep-86                                                          10.5500        11.2396    10.0855
Dec-86                                                          11.0478        11.8471    10.1130
Mar-87                                                          12.0639        14.3737    10.2596
Jun-87                                                          12.4828        15.1122    10.3879
Sep-87                                                          12.9804        16.1132    10.5192
Dec-87                                                          11.5202        12.4667    10.5589
Mar-88                                                          12.0871        13.1990    10.6596
Jun-88                                                          12.7022        14.0695    10.7968
Sep-88                                                          12.9296        14.1239    10.9615
Dec-88                                                          13.3178        14.5623    11.0256
Mar-89                                                          13.8810        15.5857    11.1903
Jun-89                                                          14.5398        16.9567    11.3549
Sep-89                                                          15.4979        18.7626    11.4373
Dec-89                                                          15.6798        19.1481    11.5380
Mar-90                                                          15.6195        18.5696    11.7759
Jun-90                                                          15.9601        19.7376    11.8856
Sep-90                                                          14.7815        17.0172    12.1418
Dec-90                                                          15.9214        18.5406    12.2425
Mar-91                                                          17.0033        21.2400    12.3523
Jun-91                                                          17.0168        21.1961    12.4438
Sep-91                                                          17.6410        22.3370    12.5536
Dec-91                                                          18.0375        24.2047    12.6176
Mar-92                                                          18.1109        23.5870    12.7457
Jun-92                                                          18.4359        24.0506    12.8281
Sep-92                                                          18.6586        24.7963    12.9287
Dec-92                                                          19.1512        26.0612    12.9836
Mar-93                                                          19.8391        27.1779    13.1392
Jun-93                                                          19.9839        27.3177    13.2124
Sep-93                                                          20.3078        28.0163    13.2764
Dec-93                                                          20.4383        28.6647    13.3405
Mar-94                                                          20.0453        27.5712    13.4686
Jun-94                                                          20.3032        27.6837    13.5418
Sep-94                                                          21.0641        29.0468    13.6699
Dec-94                                                          20.9423        29.0394    13.6973
Mar-95                                                          22.2418        31.8666    13.8529
Jun-95                                                          23.5289        34.8904    13.9535
Sep-95                                                          24.6521        37.6642    14.0085
Dec-95                                                          25.4541        39.9087    14.0634
Average Annual                                                 Compound   Total Return
1 Year                                                          5 Years       10 Years
21.50%                                                            9.80%          9.80%
Past performance is not predictive of future performance.

                             YEARLY RISK COMPARISON
                               1/1/86 - 12/31/95

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             AOEF      S&P 500
86           10.4485     17.9359
87           16.7847     30.5012
88           5.40993     10.0717
89           7.09326     12.3535
90           11.1993     18.3895
91           8.47336     15.8044
92           4.06443     7.36764
93           3.64349     6.11632
94           6.92063     10.5374
95           3.53907     5.18414

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

                                                                          Value After
                                                                          Withdrawing
                                                                            $2,500
                                                                        Each Quarter or
  End of                Value Without     Value of       Value With     10% per Year of
 Calendar     Total     Distributions    Reinvested     Distributions       Intial
 Quarter    Return, %    Reinvested     Distributions    Reinvested       Investment
1986  I         4.19%   $     95,825    $      8,365    $    104,190    $      101,690
      II        3.94%        101,684           6,612         108,295           103,197
      III      -2.58%         98,451           7,050         105,501            98,034
      IV        4.72%         92,256          18,225         110,481           100,161
1987  I         9.20%         96,970          23,675         120,645           106,876
      II        3.47%         99,663          25,168         124,831           108,085
      III       3.99%        102,963          26,849         129,812           109,897
      IV      -11.25%         76,633          38,575         115,208            95,034
1988  I         4.92%         79,394          41,483         120,876            97,210
      II        5.09%         82,761          44,268         127,029            99,658
      III       1.79%         83,636          45,667         129,303            98,941
      IV        3.00%         81,212          51,970         133,182            99,410
1989  I         4.20%         83,704          55,072         138,776           101,085
      II        4.70%         86,869          58,429         145,298           103,336
      III       6.60%         91,785          63,103         154,888           107,656
      IV        1.20%         87,542          69,204         156,746           106,448
1990  I        -0.38%         86,465          69,686         156,151           103,543
      II        2.18%         87,542          72,013         159,555           103,301
      III      -7.38%         80,337          67,443         147,780            93,177
      IV        7.71%         80,269          78,904         159,174            97,861
1991  I         6.80%         85,051          84,947         169,997           102,016
      II        0.08%         84,444          85,689         170,133            99,597
      III       3.67%         86,869          89,509         176,377           100,752
      IV        2.25%         82,761          97,585         180,346           100,519
1992  I         0.41%         82,559          98,526         181,085            98,431
      II        1.79%         83,636         100,690         184,327            97,693
      III       1.21%         84,175         102,382         186,557            96,375
      IV        2.64%         80,606         110,876         191,482            96,420
1993  I         3.59%         83,030         115,326         198,356            97,381
      II        0.73%         83,098         116,707         199,804            95,592
      III       1.63%         83,838         119,223         203,061            94,650
      IV        0.65%         80,539         123,842         204,381            92,765
1994  I        -1.92%         78,519         121,938         200,457            88,484
      II        1.29%         79,057         123,985         203,043            87,126
      III       3.75%         81,481         129,175         210,657            87,893
      IV       -0.58%         74,882         134,553         209,435            84,883
1995  I         6.21%         79,125         143,316         222,441            87,655
      II        5.79%         83,232         152,088         235,320            90,230
      III       4.77%         86,801         159,744         246,545            92,034
      IV        3.23%         89,293         165,216         254,508            92,506

ANALYTIC OPTIONED EQUITY FUND, INC. PORTFOLIO OF INVESTMENTS   DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                               Oustanding Options
                                                                                (*Indicates Put)
                                                           -----------------------------------------------------------
                                       Investments                                                   Market Value
                                -------------------------                                       ----------------------
                                 Number of      Market       Shares     Expiration  Exercise      Options     Options
COMMON STOCKS                     Shares        Value       Optioned      Date        Price       Bought       Sold
                                -----------  ------------  -----------  ---------  -----------  -----------  ---------
AEROSPACE & DEFENSE--2.34%
  Boeing Co.                         6,000   $    470,250       3,000    Feb 96            70                   27,000
                                                                3,000    May 96            75                   22,500
  General Dynamics Corporation      10,500        620,812       7,000    Feb 96            55                   32,812
                                                                3,500    May 96            60                   11,812
                                             ------------                                                    ---------
                                                1,091,062                                                       94,124
                                             ------------                                                    ---------
AUTO RELATED--0.60%
  T R W, Inc.                        3,500        271,250       3,500    Apr 96            75                   16,406
                                             ------------                                                    ---------
                                                  271,250                                                       16,406
                                             ------------                                                    ---------
AUTOS & TRUCKS--2.58%
  Chrysler Corp.                     8,500        470,687       5,000    Jan 96            60                      625
                                                                3,500    Apr 96            60                    4,375
  Ford Motor Co.                     6,000        174,000
  General Motors Corp.               9,100        481,162       4,100    Mar 96            55                    5,637
                                                                5,000    Jun 96            55                   13,125
                                             ------------                                                    ---------
                                                1,125,849                                                       23,762
                                             ------------                                                    ---------
BANKS/SAVINGS & LOANS--6.59%
  Bankamerica Corp.                  8,500        550,375       3,000    Jan 96            60                   15,750
                                                                5,500    Apr 96            70                   11,000
  Barnett's Bank, Inc.               3,000        177,000       3,000    Jan 96            60                    3,000
  Bank of New York, Inc.             5,100        248,625       5,100    Apr 96            50                   11,156
  Bankers Trust New York,
    Corporation                      6,000        399,000       3,000    Jan 96            70                    1,500
                                                                3,000    Apr 96            75                    3,375
  Citicorp                           5,500        369,875       5,500    Apr 96            75                    9,281
  First Interstate Bancorp           9,200      1,255,800       3,600    Jan 96            85                  187,200
                                                                5,600    Jan 96            90                  263,200
  J.P. Morgan & Co.                  4,000        321,000       4,000    Mar 96            85                    6,250
                                             ------------                                                    ---------
                                                3,321,675                                                      511,712
                                             ------------                                                    ---------
BREWERY/SPIRITS & TOBACCO--1.23%
  American Brands, Inc.              5,300        236,512
  U S T, Inc.                        4,000        133,500       4,000    Feb 96            30                   15,750
  Seagram Co., Ltd.                  5,000        173,125       5,000    Feb 96          37.5                    2,187
                                             ------------                                                    ---------
                                                  543,137                                                       17,937
                                             ------------                                                    ---------
BROADCAST RADIO & TELEVISION--0.11%
  Viacom, Inc., Class A**              800         37,000
  Viacom, Inc., Class B**              226         10,707
                                             ------------
                                                   47,707
                                             ------------

                                                                               Oustanding Options
                                                                                (*Indicates Put)
                                                           -----------------------------------------------------------
                                       Investments                                                   Market Value
                                -------------------------                                       ----------------------
                                 Number of      Market       Shares     Expiration  Exercise      Options     Options
COMMON STOCKS (CONTINUED)         Shares        Value       Optioned      Date        Price       Bought       Sold
                                -----------  ------------  -----------  ---------  -----------  -----------  ---------
BUILDING/PACKAGE MATERIALS--(0.01%)
  Masco Corp.                                $                  3,000    Jan 96            30*                   1,312
                                                                3,000    Apr 96            30*                   4,312
                                                                                                             ---------
                                                                                                                 5,624
                                                                                                             ---------
CHEMICALS--3.60%
  Du Pont (E.I.) De Nemours
    Co.                              6,000        419,250       6,000    Apr 96            70                   22,500
  Grace (W R) & Co.                  5,000        295,625       5,000    Feb 96            60                   10,938
  Hercules, Inc.                     5,000        281,875       5,000    Mar 96            55                   19,063
  Monsanto Co.                       4,000        490,000       4,000    Apr 96           105                   77,000
  Union Carbide Corp.                5,000        187,500       5,000    Apr 96            40                    8,125
                                             ------------                                                    ---------
                                                1,674,250                                                      137,626
                                             ------------                                                    ---------
COMPUTER SERVICES/SOFTWARE--3.21%
  Computer Associates Interna-
    tional                           5,000        284,375       5,000    Apr 96            55                   36,250
  Cisco Systems, Inc.                6,000        447,750       3,000    Jan 96            80                    4,500
                                                                3,000    Apr 96            85                   16,125
  Microsoft Corp.**                  6,000        526,500       3,000    Jan 96           105                      187
                                                                3,000    Apr 96           105                    6,000
  Oracle Corp.**                     5,000        211,875       5,000    Jun 96            45                   23,125
                                                                3,500    Mar 96            45 *                 17,063
                                             ------------                                                    ---------
                                                1,470,500                                                      103,250
                                             ------------                                                    ---------
COMPUTERS--2.38%
  Compaq Computer Corp.**            7,500        360,000       2,500    Jan 96            50                    2,813
                                                                5,000    Jan 96            55                      937
  International Business
    Machines Corp.                   5,800        532,150       2,900    Jan 96           105                      362
                                                                2,900    Apr 96           105                    4,894
  Silicon Graphic, Inc.              5,000        137,500       5,000    Feb 96            35                    3,750
                                             ------------                                                    ---------
                                                1,029,650                                                       12,756
                                             ------------                                                    ---------
COSMETICS & PERSONAL CARE--1.02%
  Gillette Co.                       4,000        208,500       4,000    Mar 96            50                   14,500
  International Flavors & Fra-
    grances                          5,000        240,000
                                             ------------                                                    ---------
                                                  448,500                                                       14,500
                                             ------------                                                    ---------

--------------------------------------------------------------------------------

                                                                               Oustanding Options
                                                                                (*Indicates Put)
                                                           -----------------------------------------------------------
                                       Investments                                                   Market Value
                                -------------------------                                       ----------------------
                                 Number of      Market       Shares     Expiration  Exercise      Options     Options
COMMON STOCKS (CONTINUED)         Shares        Value       Optioned      Date        Price       Bought       Sold
                                -----------  ------------  -----------  ---------  -----------  -----------  ---------
ELECTRIC/GAS/WATER UTILITIES--3.98%
  Dominion Resources, Inc.          10,000   $    412,500
  Duke Power Co.                     5,000        236,875
  Consolidated Edison of New
    York                             3,300        105,600
  Pacific Gas & Electric             8,000        227,000
  Public Service Enterprise
    Group, Inc.                      6,000        183,750
  Southern Co.                      22,000        541,750       6,000    Feb 96          22.5                   12,000
                                             ------------                                                    ---------
                                                1,707,475                                                       12,000
                                             ------------                                                    ---------
ELECTRICAL EQUIPMENT--0.96%
  General Instrument
    Corporation                      2,500         58,437       2,500    Mar 96          27.5                    1,562
  Honeywell, Inc.                    8,000        389,000       5,000    Feb 96            45                   22,813
                                                                3,000    Aug 96            50                   12,188
                                             ------------                                                    ---------
                                                  447,437                                                       36,563
                                             ------------                                                    ---------
ELECTRONICS--6.59%
  General Electric Co.              12,700        914,400       1,200    Jan 96            65                    8,625
                                                                6,000    Mar 96            75                   11,250
                                                                5,500    Jun 96            70                   30,250
  Hewlett-Packard Co.                6,000        502,500       3,000    Jan 96            80                   15,000
                                                                3,000    Feb 96            95                    3,750
  Intel Corp.                       10,000        567,500       5,000    Jan 96          67.5                      625
                                                                5,000    Apr 96            70                    6,250
  Motorola, Inc.                     9,000        513,000       4,500    Apr 96            60                   16,875
                                                                4,500    Apr 96            70                    5,344
  Texas Instruments, Inc.            8,000        414,000       4,000    Jan 96            75                      250
                                                                4,000    Apr 96            85                    1,125
                                             ------------                                                    ---------
                                                2,911,400                                                       99,344
                                             ------------                                                    ---------
ENTERTAINMENT/ADVERTISING--1.49%
  Disney (Walt) Co.                  7,000        413,000       3,500    Jan 96            65                      437
                                                                3,500    Apr 96            65                    4,375
  King World Productions,
    Inc.**                           6,000        233,250       6,000    Feb 96            40                    5,250
                                             ------------                                                    ---------
                                                  646,250                                                       10,062
                                             ------------                                                    ---------
ENVIRONMENTAL CONTROL--0.86%
  WMX Technologies, Inc.            12,000        358,500       6,000    Feb 96            30 *      7,125
                                             ------------                                       -----------
                                                  358,500                                            7,125
                                             ------------                                       -----------

                                                                               Oustanding Options
                                                                                (*Indicates Put)
                                                           -----------------------------------------------------------
                                       Investments                                                   Market Value
                                -------------------------                                       ----------------------
                                 Number of      Market       Shares     Expiration  Exercise      Options     Options
COMMON STOCKS (CONTINUED)         Shares        Value       Optioned      Date        Price       Bought       Sold
                                -----------  ------------  -----------  ---------  -----------  -----------  ---------
FINANCIAL SERVICES & BROKERS--2.51%
  American Express Co.               5,000   $    206,875       5,000    Apr 96          42.5                   10,000
  Dean Witter Discover and Co.       5,000        235,000       5,000    Apr 96            60                    1,875
                                                                3,000    Apr 96            50*                  13,125
  Merrill Lynch & Co.                6,000        306,000       3,000    Jan 96            60                      187
                                                                3,000    Apr 96            60                    2,812
  Salomon, Inc.                     10,000        355,000       5,000    Jan 96            40                      313
                                                                5,000    Apr 96            40                    3,750
                                             ------------                                                    ---------
                                                1,102,875                                                       32,062
                                             ------------                                                    ---------
FOOD PROCESSING & WHOLESALE--5.71%
  Campbell Soup Co.                  6,000        360,000       3,000    Jan 96            50                   32,813
                                                                3,000    May 96            55                   20,438
  Heinz (H.J.) Co.                  17,550        581,344       4,500    Jan 96        33.375                      984
                                                                9,000    Mar 96        33.375                   10,125
  Kellogg Co.                                                   5,000    Mar 96            70       41,875
  Coca-Cola Co.                     10,000        742,500       5,000    Jan 96            70                   22,500
                                                                5,000    Feb 96            75                   13,125
  Philip Morris Companies,
    Inc.                             3,500        316,750       3,500    Mar 96            80                   41,781
  Quaker Oats Co.                    4,200        144,900       4,200    Apr 96            40                    3,150
  Ralston-Ralston Purina Group       6,000        374,250
  Wrigley, Wm. Jr. Co.                                          5,000    Mar 96            50       19,063
                                             ------------                                       -----------  ---------
                                                2,519,744                                           60,938     144,916
                                             ------------                                       -----------  ---------
FOREST PRODUCTS & PAPER--1.68%
  Champion International             3,500        147,000       3,500    Mar 96            55                      547
  Georgia-Pacific Corp.              3,000        205,875       3,000    Apr 96            90                      750
  International Paper Co.           10,000        378,750       5,000    Jan 96          37.5                    5,625
                                                                5,000    Apr 96            40                    6,563
                                             ------------                                                    ---------
                                                  731,625                                                       13,485
                                             ------------                                                    ---------
HOME--CONSTRUCTION/TOOLS/FURNISHINGS--0.41%
  Snap On, Inc.                      1,000         45,250       1,000    Mar 96            45                    1,813
  Whirlpool Corp.                    2,500        133,125       2,500    Mar 96            60                      938
                                             ------------                                                    ---------
                                                  178,375                                                        2,751
                                             ------------                                                    ---------
HOUSEHOLD PRODUCTS/WARES--1.56%
  Procter & Gamble Co.               5,000        415,000       5,000    Jan 96            75                   44,375
  Premark International, Inc.        6,000        303,750       6,000    Jan 96            55                      750
  Rubbermaid, Inc.                                              3,500    Feb 96          27.5 *                  6,563
                                             ------------                                                    ---------
                                                  718,750                                                       51,688
                                             ------------                                                    ---------

--------------------------------------------------------------------------------

                                                                               Oustanding Options
                                                                                (*Indicates Put)
                                                           -----------------------------------------------------------
                                       Investments                                                   Market Value
                                -------------------------                                       ----------------------
                                 Number of      Market       Shares     Expiration  Exercise      Options     Options
COMMON STOCKS (CONTINUED)         Shares        Value       Optioned      Date        Price       Bought       Sold
                                -----------  ------------  -----------  ---------  -----------  -----------  ---------
INSURANCE--2.20%
  Allstate Corpration                9,270   $    381,229       5,000    Apr 96            40                   15,625
  Cigna Corporation                  3,500        361,375       3,500    Apr 96            95                   37,625
  Loews Corporation                                             3,800    Mar 96          77.5*                  11,638
  Torchmark Corporation              6,000        271,500       3,000    Feb 96            45                    4,500
                                                                3,000    May 96            45                    8,438
                                             ------------                                                    ---------
                                                1,014,104                                                       77,826
                                             ------------                                                    ---------
IRON & STEEL--0.73%
  Nucor Corp.                        6,000        342,750       3,500    Jan 96            50                   23,625
                                                                2,500    Jan 96            55                    6,406
                                             ------------                                                    ---------
                                                  342,750                                                       30,031
                                             ------------                                                    ---------
MACHINE CONSTRUCTIONS/DIVERSIFIED--0.43%
  Caterpillar, Inc.                  3,200        188,000       3,200    May 96            70                    3,200
                                             ------------                                                    ---------
                                                  188,000                                                        3,200
                                             ------------                                                    ---------
MEDICAL SUPPLIES & SERVICES--0.57%
  St. Jude Medical, Inc.**           3,750        161,250       3,750    Jan 96            40                   13,125
  United Healthcare Corpora-
    tion**                                                      5,000    Jan 96            50       73,125
  United States Surgical
    Corporation                      1,000         21,375
                                             ------------                                       -----------  ---------
                                                  182,625                                           73,125      13,125
                                             ------------                                       -----------  ---------
METALS & MINING--1.18%
  Aluminum Company of America        6,000        317,250       3,000    Apr 96            55                    7,875
                                                                3,000    Apr 96            65                    1,125
  Barrick Gold, Corporation                                     5,000    Apr 96            25       12,500
  Alcan Aluminum                     6,000        186,750       6,000    Jun 96            35                    6,000
                                             ------------                                       -----------  ---------
                                                  504,000                                           12,500      15,000
                                             ------------                                       -----------  ---------
MISCELLANEOUS MANUFACTURING--1.79%
  Eastman Kodak Co.                  7,000        469,000       3,500    Jul 96            75                    6,562
                                                                3,500    Jan 96            60 *        438
  Minnesota Mining & Manufac-
    turing                           5,000        331,250       5,000    Jan 96            60                   28,750
                                             ------------                                       -----------  ---------
                                                  800,250                                              438      35,312
                                             ------------                                       -----------  ---------
OFFICE/BUSINESS EQUIPMENT--0.77%
  Xerox Corporation                  2,500        342,500       2,500    Apr 96           140                   15,937
                                             ------------                                                    ---------
                                                  342,500                                                       15,937
                                             ------------                                                    ---------

                                                                               Oustanding Options
                                                                                (*Indicates Put)
                                                           -----------------------------------------------------------
                                       Investments                                                   Market Value
                                -------------------------                                       ----------------------
                                 Number of      Market       Shares     Expiration  Exercise      Options     Options
COMMON STOCKS (CONTINUED)         Shares        Value       Optioned      Date        Price       Bought       Sold
                                -----------  ------------  -----------  ---------  -----------  -----------  ---------
OIL/GAS DOMESTIC--2.26%
  Atlantic Richfield Co.             5,000   $    553,750       5,000    Jan 96           115                    1,875
  Phillips Petroleum                                            5,000    May 96          32.5       13,437
  Pennzoil Co.                       2,000         84,500       2,000    Jan 96            55                      250
  Tenneco, Inc.                      6,300        312,637
                                             ------------                                       -----------  ---------
                                                  950,887                                           13,437       2,125
                                             ------------                                       -----------  ---------
OIL/GAS INTERNATIONAL--7.39%
  Amoco Corp.                        4,500        323,437       4,500    May 96            75                    7,875
  Chevron Corp.                     11,500        603,750       5,000    Jan 96            50                   14,688
                                                                6,500    Mar 96            50                   21,125
  Exxon Corp.                       12,500      1,001,563       6,500    Apr 96            75                   52,813
                                                                6,000    Apr 96            85                   10,500
  Mobil Corp.                        6,000        672,000       3,000    May 96           110                   20,625
                                                                2,000    May 96           120                    5,000
  Shell Transporation &
    Trading                          5,000        406,875       5,000    Feb 96            80                   15,000
  Texaco, Inc.                       4,000        314,000       4,000    Apr 96            75                   21,250
                                             ------------                                                    ---------
                                                3,321,625                                                      168,876
                                             ------------                                                    ---------
OIL EQUIPMENT/EXPLORATION & SERVICES--0.44%
  Schlumberger, Ltd.                                            3,000    Feb 96            65 *                  2,250
  Triton Energy Corp.**              3,500        200,813       3,500    Jan 96            55                   11,812
                                             ------------                                                    ---------
                                                  200,813                                                       14,062
                                             ------------                                                    ---------
PHARMACEUTICALS & BIOTECHNOLOGY--6.83%
  Amgen, Inc.**                      5,000        296,875       5,000    Apr 96            50                   56,250
  Bristol Myers Squibb Co.           4,000        343,500       4,000    Mar 96            80                   25,500
  Genentech**                       10,000        530,000       5,000    Jan 96            45 *        156
                                                                5,000    Apr 96            50 *        938
  Medtronic, Inc.                    7,000        391,125       3,500    Feb 96            55                    9,188
                                                                3,500    May 96            60                    9,625
  Merck & Co.                       15,000        986,250       7,500    Jan 96            55                   82,500
                                                                7,500    Apr 96            65                   30,000
  Molecular Biosystems, Inc.**          16            110
  Pfizer, Inc.                                                  5,000    Jan 96            60 *                  3,750
  Pharmacia and Upjohn Co.          11,600        449,500       4,000    Jan 96            40                   66,000
                                                                4,000    Apr 96            50                   28,500
  Warner-Lambert Co.                 2,500        242,813       2,500    Jan 96            90                   18,750
                                             ------------                                       -----------  ---------
                                                3,240,173                                            1,094     330,063
                                             ------------                                       -----------  ---------
PUBLISHING--0.55%
  Dun & Bradstreet Corp.             4,000        259,000       4,000    Feb 96            60                   22,000
  McGraw-Hill, Inc.                                             3,000    Feb 96            85 *                  3,938
                                             ------------                                                    ---------
                                                  259,000                                                       25,938
                                             ------------                                                    ---------

--------------------------------------------------------------------------------

                                                                               Oustanding Options
                                                                                (*Indicates Put)
                                                           -----------------------------------------------------------
                                       Investments                                                   Market Value
                                -------------------------                                       ----------------------
                                 Number of      Market       Shares     Expiration  Exercise      Options     Options
COMMON STOCKS (CONTINUED)         Shares        Value       Optioned      Date        Price       Bought       Sold
                                -----------  ------------  -----------  ---------  -----------  -----------  ---------
RAILROAD/TRUCKING/MISCELLANEOUS--1.60%
  Consolidated Rail
    Corporation                      5,000   $    350,000       5,000    Jan 96            70                   11,250
  Kansas City Southern
    Industries                       7,500        343,125
                                             ------------                                                    ---------
                                                  693,125                                                       11,250
                                             ------------                                                    ---------
RESTAURANTS & LODGING--0.76%
  Hilton Hotels Corporation          2,500        153,750       2,500    Jan 97            60 *     10,781
  Marriott International Inc.                                   3,500    Jan 96            35       11,594
  McDonald's Corp.                   3,500        157,938       3,500    Mar 96            45                    7,875
                                             ------------                                       -----------  ---------
                                                  311,688                                           22,375       7,875
                                             ------------                                       -----------  ---------
RETAIL--GENERAL/DEPARTMENT--3.31%
  Dayton-Hudson Corporation          3,000        225,000       3,000    Apr 96            80                    6,937
  Gap, Inc.                          9,000        378,000       5,000    Feb 96            50                    2,187
  Penney (J.C.) Co.                  5,500        261,937       5,500    May 96            50                   11,000
  Melville Corporation               6,000        184,500       6,000    May 96            30                   14,250
  Sears Roebuck & Co.               10,000        390,000       5,000    Jan 96            35 *        625
                                                                5,000    Apr 96            35 *      4,375
                                             ------------                                       -----------  ---------
                                                1,439,437                                            5,000      34,374
                                             ------------                                       -----------  ---------
RETAIL--GROCERY/DRUG STORES--0.25%
  Albertsons, Inc.                   1,900         62,463
  Great Atlantic & Pacific Tea
    Co.                              2,000         46,000
                                             ------------
                                                  108,463
                                             ------------
SPECIALTY RETAIL/WHOLESALE--1.64%
  Home Depot Inc.                    5,000        239,375       2,500    Jan 96          42.5                   13,750
  Lowe's Companies                   7,000        234,500       3,000    Jan 96            40                      188
                                                                4,000    Apr 96            30                   19,500
  Mattel, Inc.                       1,000         30,750
  Nike                                                          2,000    Apr 96            65 *                  4,250
  Toys R Us, Inc.**                 11,000        239,250       5,000    Jan 96            30                      156
                                                                5,000    Mar 96          22.5                    6,875
                                             ------------                                                    ---------
                                                  743,875                                                       44,719
                                             ------------                                                    ---------

                                                                               Oustanding Options
                                                                                (*Indicates Put)
                                                           -----------------------------------------------------------
                                       Investments                                                   Market Value
                                -------------------------                                       ----------------------
                                 Number of      Market       Shares     Expiration  Exercise      Options     Options
COMMON STOCKS (CONTINUED)         Shares        Value       Optioned      Date        Price       Bought       Sold
                                -----------  ------------  -----------  ---------  -----------  -----------  ---------
TELECOMMUNICATION UTILITIES--8.03%
  Bellsouth Corp.                   18,400   $    800,400       9,200    Jan 96          32.5                  102,350
  G.T.E. Corp.                       7,500        330,000
  Hong Kong Telecom, Ltd.            2,000         35,500
  M.C. I. Communications             3,000         78,375       3,000    Jan 96          22.5                   11,250
  Nynex Corp.                        8,500        459,000
  S.B.C. Communications, Inc.        9,000        517,500
  American Telephone & Tele-
    graph                           18,600      1,204,350       4,100    Jan 96            60                   21,525
                                                                5,000    Jan 96            70                      625
                                                                5,000    Apr 96            60                   33,125
                                                                4,500    Apr 96            70                    5,063
  Telefonos de Mexico SA--
    Class L ADR                      5,500        175,313       5,500    Jan 96            40                      172
                                             ------------                                                    ---------
                                                3,600,438                                                      174,110
                                             ------------                                                    ---------
TELECOMMUNICATIONS & EQUIPMENT--0.85%
  British Telecommunication
    PLC-ADR                          3,500        197,750
  D.S.C. Communications **           5,000        184,375       5,000    Apr 96            40                   19,375
                                             ------------                                                    ---------
                                                  382,125                                                       19,375
                                             ------------                                                    ---------
TOTAL COMMON STOCK--96.07%
  (Cost $32,821,305)                           40,971,889
                                             ------------
TOTAL OPTIONS PURCHASED--0.46%
  (Cost $152,764)                                 196,032
TOTAL INVESTMENTS--96.53%
  (Cost $32,974,069)                           41,167,921
                                             ------------
TOTAL OPTIONS SOLD--(5.54%)
  (Premiums $1,554,349)                        (2,363,766)
OTHER ASSETS AND LIABILITIES--9.01%
  Cash Equivalents                              4,390,275
  Other Assets and Liabilities
    (net)                                        (546,821)
                                             ------------
NET ASSETS--100.00%                          $ 42,647,609
                                             ------------
                                             ------------

** NON-INCOME PRODUCING SECURITY

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                      ANALYTIC OPTIONED EQUITY FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995

ASSETS:
  Securities portfolio at market value (identified cost $32,974,069)...............................  $  41,167,921
  Cash equivalents (includes cash reserved for short puts options of $1,758,250)...................      4,390,275
  Dividends receivable.............................................................................         74,023
  Interest receivable..............................................................................         19,861
                                                                                                     -------------
    Total assets...................................................................................     45,652,080
                                                                                                     -------------
LESS LIABILITIES:
  Options outstanding at market value (premiums received $1,554,349)...............................      2,363,766
  Payable for capital shares redeemed..............................................................        640,705
                                                                                                     -------------
    Total liabilities..............................................................................      3,004,471
                                                                                                     -------------
  Net assets.......................................................................................  $  42,647,609
                                                                                                     -------------
                                                                                                     -------------
REPRESENTED BY:
  Paid-in capital..................................................................................  $  35,441,148
  Net unrealized appreciation of investments.......................................................      7,384,435
  Undistributed net investment income..............................................................          6,544
  Undistributed realized losses....................................................................       (184,518)
                                                                                                     -------------
                                                                                                     $  42,647,609
                                                                                                     -------------
                                                                                                     -------------
  Net asset value, purchase and redemption price per outstanding share (100,000,000 shares of no
    par capital shares authorized; 3,216,021 shares outstanding)...................................  $       13.26
                                                                                                     -------------
                                                                                                     -------------

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                Year Ended          Year Ended
                                                                            December 31, 1995   December 31, 1994
                                                                            ------------------  ------------------
OPERATIONS:
  Net investment income...................................................    $      862,933      $    1,555,699
  Net realized (loss) gain on investments and options.....................          (185,575)          3,322,273
  Change in unrealized appreciation (depreciation) of investments and
    options...............................................................         8,394,839          (3,439,646)
                                                                            ------------------  ------------------
    Increase in net assets from operations................................         9,072,197           1,438,326
                                                                            ------------------  ------------------
DISTRIBUTION TO SHAREHOLDERS:
  From net investment income..............................................          (847,716)         (1,563,910)
  From net realized gains.................................................                 0          (3,322,273)
                                                                            ------------------  ------------------
    Decrease in net assets from distributions.............................          (847,716)         (4,886,183)
                                                                            ------------------  ------------------
FUND SHARE TRANSACTIONS:
  Proceeds from sales of 424,638 and 468,127 capital shares...............         5,108,441           5,645,507
  Proceeds from 64,633 and 413,939 capital shares issued in reinvestment
    of distributions......................................................           805,478           4,672,168
  Redemption of 1,614,600 and 2,973,016 capital shares....................       (19,744,905)        (35,563,841)
                                                                            ------------------  ------------------
  Decrease in net assets from fund share transactions.....................       (13,830,986)        (25,246,166)
                                                                            ------------------  ------------------
  Net decrease in net assets..............................................        (5,606,505)        (28,694,023)
    Net assets, beginning of period.......................................        48,254,114          76,948,137
                                                                            ------------------  ------------------
    Net assets, end of period.............................................    $   42,647,609      $   48,254,114
                                                                            ------------------  ------------------
                                                                            ------------------  ------------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                      ANALYTIC OPTIONED EQUITY FUND, INC.
                            STATEMENT OF OPERATIONS
                               DECEMBER 31, 1995

INVESTMENT INCOME:
  Dividends.....................................................                $ 1,215,950
  Interest......................................................                    210,648
                                                                                -----------
    Total investment income.....................................                  1,426,598
                                                                                -----------
EXPENSES:
FEES PAID TO ANALYTIC INVESTMENT MANAGEMENT (THE ADVISER):
  Investment advisory and management fees.......................                    346,095
  Transfer agent and accounting fees............................                    127,600
  Audit fees....................................................                     49,875
  Custodian fees................................................                     29,799
  Directors' fees and expenses..................................                     20,120
  Shareholder services, reports and notices.....................                     21,755
  Registration fees, insurance and other expenses...............                     30,679
  Legal fees....................................................                     10,840
                                                                                -----------
    Total expenses..............................................                    636,763
  Expenses paid indirectly......................................                    (73,098)
                                                                                -----------
  Net expenses..................................................                    563,665
                                                                                -----------
  Net investment income.........................................                    862,933
                                                                                -----------
REALIZED & UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND OPTIONS:
Realized gains (losses):
  Proceeds from sales of investments............................  $ 32,545,178
  Cost of investments sold......................................    31,103,112
                                                                  ------------
  Realized net gain on investments..............................                  1,442,066
                                                                                -----------
  Premiums received on options closed...........................     1,756,160
  Cost of closing purchase transactions.........................     4,572,301
                                                                  ------------
  Realized net loss on options closed...........................                 (2,816,141)
  Premiums received on options expired..........................                  1,188,500
                                                                                -----------
  Realized net loss on options..................................                 (1,627,641)
                                                                                -----------
    Total realized net loss.....................................                   (185,575)
Unrealized gains (losses):
  Change in unrealized appreciation of investments..............     9,375,904
  Change in unrealized depreciation of options outstanding......      (981,065)
                                                                  ------------
    Net change in unrealized appreciation.......................                  8,394,839
                                                                                -----------
    Net realized and unrealized gain on investments and
      options...................................................                  8,209,264
                                                                                -----------
      Net increase in net assets from operations................                $ 9,072,197
                                                                                -----------
                                                                                -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                      ANALYTIC OPTIONED EQUITY FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Analytic Optioned Equity Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, no-load, open-end management investment company. The following is a summary of the Fund's significant accounting policies.

SECURITIES VALUATION--Investments and outstanding options (collectively referred to as securities) are stated at market value. Securities traded on securities exchanges are valued at the last sale price on the days of valuation or, in the absence of a sale that day, at the mean between the last current bid and asked prices.

INVESTMENT INCOME AND SECURITIES TRANSACTIONS--Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Interest income on bonds is not reduced by amortization of premium paid but is increased by amortization of any discount. Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains on losses from securities transactions are reported on an identified cost basis for both financial statement and Federal income tax purposes.

OPTION ACCOUNTING PRINCIPLES--When the Fund writes a call or put options, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the last current bid and asked prices.

When a call expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

When the Fund writes a put option, cash equal to the exercise price is placed in an interest bearing escrow account to secure the outstanding put option. When a put option expires, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain or loss on the option transaction, the cash is released from escrow and the liability related to such option is extinguished. When a put option is exercised, the Fund uses the cash in escrow to purchase the security, the cost of the security is reduced by the premium originally received and no gain or loss is recognized.

FUND SHARE VALUATION--Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading of the New York Stock Exchange on each day the Exchange is open for trading by dividing the total value of the Fund's investments and other assets, less the sum of liabilities and the value of the outstanding options, by the number of Fund shares outstanding.

FEDERAL INCOME TAXES--It is the Fund's intention to continue to comply with the provisions of the Internal Revenue Code enabling it to qualify as a regulated investment company and, in the manner provided therein, to distribute all of its taxable income to its shareholders. Accordingly, no provision for income taxes has been made.

The Analytic Optioned Equity Fund had unused capital loss carryforwards of $185,664, at December 31, 1995. These realized losses are intended to be used to offset future net capital gains.

The cost of investments and options for Federal income tax purposes at December 31, 1995 was $32,974,069. Net unrealized appreciation of $7,384,435 was comprised of aggregate gross unrealized appreciation of $9,791,738 less aggregate gross depreciation of $2,407,303. During the year ended December 31, 1995, the Fund realized, on a federal tax basis and for financial reporting purposes, net losses of $185,575.

2.  DISTRIBUTIONS OF REALIZED GAINS

There were no capital gains distributed for the year ended December 31, 1995.

3.  INVESTMENT ADVISORY AGREEMENT AND "AFFILIATED PERSONS"

Analytic Investment Management, Inc. is the investment adviser (the "Adviser") of the Fund. The Adviser is a wholly owned subsidiary of United Asset Management Corporation, a holding company that purchased all of the voting common stock of the Adviser on May 9, 1985. The Adviser, subject to the control and direction of the Fund's board of directors, manages and supervises the investment operations of the Fund and the composition of its portfolio, including the writing of options and making recommendations to the Fund's board of directors as to investment policies.

As compensation for furnishing investment advisory, management, and other services, and costs and expenses assumed, pursuant to the Investment Management Agreement, the Fund pays the Adviser an annual fee equal to 0.75% of the first $100,000,000 of average daily net assets, 0.65% of the next $100,000,000 of average daily net assets, and 0.55% of average daily net assets in excess of $200,000,000. The Adviser also acts as the Fund's transfer agent, dividend disbursing agent, and shareholder relations servicing agent for which the Fund pays a fee based on the number of accounts and net assets. The Fund also pays the Adviser a fee based on its net assets to calculate its daily share price and maintain its general accounting records. In order to comply with the registration requirements of certain states, the Adviser has agreed that, in any fiscal year, if the expenses of the Fund (including the advisory fee but excluding interest, taxes, brokerage commissions, backup withholding, litigation, indemnity and extraordinary expenses) exceed the limits set by applicable regulations of state securities commission, the Adviser will reduce its fee by the amount of such excess. Any such reductions are subject to readjustment during the year. Currently, the Fund believes that the most restrictive applicable expense limitation of state securities commissions is 2.50% of the Funds $30,000,000 of the average net assets, 2.0% of the next $70,000,000 of such average net assets, and 1.50% of the average net assets in excess of $100,000,00. Additionally, the Adviser has agreed to absorb all costs of marketing the shares of the Fund, although the Adviser is not required to do so by the investment advisory agreement. At December 31, 1995, 7 officers and 1 director of the Fund are also officers and directors of the Adviser.

4.  INVESTMENT ACTIVITY

For the year ended December 31, 1995, the cost basis of purchases and proceeds of sales of investments aggregated $14,333,211 (reduced by $39,310 of premiums for put options exercised), and $32,545,178 (including $807,376 of premiums for call options exercised), respectively. Transactions in options contracts written were as follows:

                                                     Number of
                                                     Contracts      Premiums
                                                    -----------  --------------
Outstanding at beginning of period................       8,506   $    1,852,142
Options written...................................      15,199        3,494,951
Options terminated in closing purchase
  transactions....................................      (7,452)      (1,756,160)
Options expired...................................      (6,821)      (1,188,500)
Options exercised.................................      (3,460)        (848,083)
                                                    -----------  --------------
Outstanding at December 31, 1995..................       5,972   $    1,554,350
                                                    -----------  --------------
                                                    -----------  --------------

As of December 31, 1995, portfolio securities valued at $33,045,838 were held in escrow by the custodian in connection with covered call options written by the Fund.

5.  REIMBURSED EXPENSES

The Fund has entered into an agreement whereby certain operating expenses of the Fund are reimbursed by a broker, based upon a percentage of commissions earned by the broker for execution of portfolio transactions. For the year ended December 31, 1995, such expenses amounted to $73,098. Gross commission rates for this broker are consistent with those of other brokers utilized by the Fund.

FINANCIAL HIGHLIGHTS

                                                                       Year Ended December 31
                                                     -----------------------------------------------------------
                                                        1995        1994        1993        1992        1991
                                                     ----------  ----------  ----------  ----------  -----------
Net asset value, beginning of period...............  $    11.12  $    11.96  $    11.97  $    12.29  $     11.92
  Income from investment operations:
  Net investment income............................        0.24        0.31        0.33        0.27         0.40
  Net gains or losses on securities (both realized
    and unrealized)................................        2.14       (0.02)       0.48        0.48         1.17
                                                     ----------  ----------  ----------  ----------  -----------
    Total from investment operations...............        2.38        0.29        0.81        0.75         1.57
  Less distributions:
  Dividends (from net investment income)...........        0.24        0.31        0.33        0.29         0.40
  Distributions (from capital gains)...............        0.00        0.82        0.49        0.78         0.80
                                                     ----------  ----------  ----------  ----------  -----------
  Total distributions..............................        0.24        1.13        0.82        1.07         1.20
                                                     ----------  ----------  ----------  ----------  -----------
Net asset value, end of period.....................  $    13.26  $    11.12  $    11.96  $    11.97  $     12.29
                                                     ----------  ----------  ----------  ----------  -----------
                                                     ----------  ----------  ----------  ----------  -----------
Total return.......................................       21.52%       2.47%       6.73%       6.17%       13.29%
                                                     ----------  ----------  ----------  ----------  -----------
Ratios/supplemental data
Net assets, end of period (000)....................  $   42,648  $   48,254  $   76,948  $   91,561  $   100,548
Ratio of expenses to average net assets............        1.38%       1.10%       1.07%       1.02%        1.10%
Ratio of net investment income to average net
 assets............................................        1.87%       3.45%       2.51%       2.33%        3.05%
Portfolio turnover rate............................       32.37%      48.71%      36.19%      81.73%       75.83%
Average commission rate(1).........................      0.0442

(1) The formula for calculating the average commission rate is total commissions paid divided by total shares purchased and sold. Each option contract is 100 shares.

                          INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
OF THE ANALYTIC OPTIONED EQUITY FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments and options, of Analytic Optioned Equity Fund, Inc. as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned and outstanding options at December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Analytic Optioned Equity Fund, Inc. as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

COSTA MESA, CALIFORNIA
FEBRUARY 2, 1996

OFFICERS AND DIRECTORS
CHAIRMAN OF THE
BOARD OF DIRECTORS...........  Dr. Sheen T. Kassouf
PRESIDENT....................  Alan L. Lewis
EXECUTIVE VICE PRESIDENT
AND SECRETARY................  Charles L. Dobson
TREASURER....................  Alan R. Adelman
SENIOR VICE PRESIDENT........  Deborah D. Boedicker
VICE PRESIDENT AND PRINCIPAL
ACCOUNTING OFFICER...........  Ricardo R. Porras
VICE PRESIDENT...............  Deborah Sheflin
DIRECTOR.....................  Michael D. Butler
DIRECTOR.....................  Michael Koehn
DIRECTOR.....................  Dr. Robert E. Villagrana
DIRECTOR.....................  Robertson Whittemore

INVESTMENT ADVISER
Analytic Investment Management, Inc.
2222 Martin Street, Suite 230
Irvine, California 92715-1454

TRANSFER AGENT, DIVIDEND DISBURSEMENT AGENT,
AND SHAREHOLDER RELATIONS SERVICING AGENT
Analytic Investment Management, Inc.
2222 Martin Street, Suite 230
Irvine, California 92715-1454

CUSTODIAN
Bank of California, N.A.
Mutual Fund Services, 15th Floor
475 Sansome Street
San Francisco, California 94111

INDEPENDENT ACCOUNTANTS
Deloitte & Touche LLP
695 Town Center Drive, Suite 1200
Costa Mesa, California 92626

COUNSEL
Paul, Hastings, Janofsky & Walker
555 South Flower Street, 22nd Floor
Los Angeles, California 90071

ANALYTIC OPTIONED EQUITY FUND
2222 Martin Street, Suite 230
Irvine, California 92715-1454
Phone: (800) 374-2633
Fax: (714) 833-8049

 ANALYTIC
 OPTIONED EQUITY
 FUND

 ANNUAL REPORT AND
 SEVENTEEN AND
 ONE-HALF YEAR REVIEW
 DECEMBER 31, 1995

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